Intangible and Other Long-Term Assets	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Intangible and other long-term assets
11.	Intangible and other long-term assets

The balances as of December 31, 2021 and 2020 are as follows:

	2021				Amortization
Assets	Original Value	Accumulated amortization		Net	period (years)
Republic trade mark	$110,506	$		$110,506	*
Customers list	67,459		67,459		20
Total from Republic (1)	177,965		67,459	110,506

Customers list	2,205,700		2,205,700		9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,527,425		2,273,159	2,254,266
Other assets	58,303			58,303
	$4,585,728		$2,273,159	$2,312,569

	2020				Amortization
Assets	Original Value	Accumulated amortization		Net	period (years)
Republic trade mark	$107,380	$		$107,380	*
Kobe Tech contract	125,141		125,141		12
Customers list	65,550		65,550		20
Total from Republic (1)	298,071		190,691	107,380

Customers list	2,205,700		2,205,700		9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760

	4,647,531		2,396,391	2,251,140
Other assets	71,816			71,816
	$4,719,347		$2,396,391	$2,322,956

*	Intangible assets with undefined useful life.

(1)	Intangible assets from the Republic acquisition.

(2)	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.

(3)	Intangible assets from the Grupo San acquisition.

The amortization of these assets recorded in net income of the years ended December 31, 2021 and 2020, amounted to $ 10,522 and $ 11,250, respectively.

The other assets are not subject to amortization and they are primarily comprised of guarantee deposits.

The reconciliation between the opening and closing balances of each year is presented below:

Assets	Original Value	Accumulated amortization	Net
Balance as of December 31, 2019	$4,706,666	$(2,371,549)	$2,335,117
Additions	11,250	(11,250)	0
Adjustment effect of the year	1,431	(13,592)	(12,161)
Balance as of December 31, 2020	$4,719,347	$(2,396,391)	$2,322,956
Additions	10,520	(10,520)	0
Cancellations	(128,785)	128,785	0
Adjustment effect of the year	(15,354)	4,967	(10,387)
Balance as of December 31, 2021	$4,585,728	$(2,273,159)	$2,312,569